SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Earnings Per Share	150,051,470	150,017,259	150,152,918	150,017,092
Stock Options [Member]
Antidilutive Earnings Per Share			2,121	734
Warrants [Member]
Antidilutive Earnings Per Share			146,842
Convertible Notes [Member]
Antidilutive Earnings Per Share				16,295
Series A Preferred Stock [Member]
Antidilutive Earnings Per Share	149,892,000	150,000,000	150,000,000	150,000,000
Stock Options [Member]
Antidilutive Earnings Per Share	1,029	1,559
Warrant [Member]
Antidilutive Earnings Per Share	158,441
Convertible Notes [Member]
Antidilutive Earnings Per Share		13,183
Series B Preferred Stock [Member]
Antidilutive Earnings Per Share		2,517
Preferred B Stock [Member]
Antidilutive Earnings Per Share			3,955	63